QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Jun. 26, 2013
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The following table summarizes the unaudited consolidated quarterly results of operations for fiscal 2013 and 2012 (in thousands, except per share amounts):

	Fiscal Year 2013 Quarters Ended
	Sept. 26	Dec. 26	March 27	June 26
Revenues	$683,507	$689,764	$742,759	$730,068
Income before provision for income taxes	$40,452	$55,226	$72,814	$61,823
Net income	$27,864	$37,177	$51,951	$46,367
Basic net income per share	$0.38	$0.51	$0.73	$0.67
Diluted net income per share	$0.36	$0.50	$0.71	$0.64
Basic weighted average shares outstanding	73,903	72,560	71,067	69,607
Diluted weighted average shares outstanding	76,558	74,720	73,341	71,999

	Fiscal Year 2012 Quarters Ended
	Sept. 28	Dec. 28	March 28	June 27
Revenues	$668,402	$681,904	$742,045	$728,371
Income before provision for income taxes	$33,631	$50,265	$62,565	$62,348
Net income	$23,621	$35,674	$44,933	$47,004
Basic net income per share	$0.29	$0.45	$0.58	$0.63
Diluted net income per share	$0.28	$0.44	$0.56	$0.61
Basic weighted average shares outstanding	81,744	79,840	77,582	75,070
Diluted weighted average shares outstanding	83,583	81,655	79,735	77,682

Net income for fiscal year 2013 included a $15.8 million loss on extinguishment of debt in the fourth quarter. Long-lived asset impairments of $0.7 million and $4.6 million were recorded in the second and fourth quarter, respectively. Severance charges of $1.3 million and $1.0 million were incurred during the third and fourth quarters, respectively. Additionally, net income also included lease termination charges related to previously closed restaurants of $0.4 million, $1.1 million and $0.6 million in the first, second and fourth quarters, respectively. These charges were partially offset by an $8.3 million gain on the sale of our remaining interest in Macaroni Grill in the fourth quarter and net gains of $2.3 million and $0.4 million related to land sales in the second and fourth quarter, respectively.
Net income for fiscal year 2012 included lease termination charges related to previously closed restaurants of $0.5 million, $1.9 million and $0.8 million in the first, second and third quarters, respectively. Long-lived asset impairments of $1.1 million and $2.0 million were recorded in the second and fourth quarters, respectively. Additionally, net income also included $2.6 million of liquor license impairment charges in the fourth quarter. These charges were partially offset by net gains of $1.3 million and $2.0 million related to land sales in the first and fourth quarters, respectively.